Shareholders’ Equity (Deficit) (Details) $ / shares in Units, $ in Thousands			1 Months Ended							12 Months Ended
	Mar. 10, 2016 USD ($) shares	Mar. 10, 2016 ₪ / shares shares	Nov. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 $ / shares shares	Apr. 27, 2023 USD ($) $ / shares shares	Oct. 31, 2022 shares	Sep. 30, 2022 shares	Jan. 30, 2022	Apr. 30, 2021 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Mar. 31, 2024 shares	Aug. 23, 2023 shares	Dec. 15, 2022 shares	Sep. 20, 2022 $ / shares	Sep. 16, 2022 shares	Dec. 31, 2020 shares	Dec. 31, 2018 shares	Dec. 31, 2015 shares
Shareholder's Equity [Line Items]
Ordinary shares										20,387,428	15,049,720						40,000
Ordinary shares issued			4,444,444
Ordinary shares warrants exercisable									671,687
SAFEs amount (in Dollars) | $											$ 500
Number of investor											5
Investor amount (in Dollars) | $											$ 100
Converted amount (in Dollars) | $											$ 400
Converted to ordinary shares											118,204
Cash (in Dollars) | $											$ 100
Exercise price range (in Dollars per share) | $ / shares																$ 2
Aggregate amount (in Dollars) | $											$ 25
Exercised warrants to shares				724,139
Investors exercised warrants							40,000
Employee exercised warrants						4,666
Exercised ordinary shares				724,139
Exercise price per share (in Dollars per share) | $ / shares				$ 2	$ 0.55					$ 1.32
Gross proceeds (in Dollars) | $			$ 2,000
Ordinary share per value (in Dollars per share) | $ / shares			$ 0.45
Options available for grant												1,832,805
Granted weighted average exercise price (in Dollars per share) | $ / shares										$ 1.224	$ 184	$ 0.323
Termination period					10 years			10 years		10 years
Termination period					90 days			90 days		90 days
Ordinary Shares					100,000
Fair value option grant date (in Dollars per share) | $ / shares					$ 0.26					$ 0.12
Option expenses (in Dollars) | $					$ 26					$ 15
Vesting periods					3 years					3 years
Exercise of warrants (in Dollars per share) | $ / shares										$ 4
Warrant period										2 years
Warrant be reduced to an exercise price percentage										50.00%
Initial exercise price percentage										50.00%
Weighted average price percentage										100.00%
Lowest reset price (in Dollars per share) | $ / shares										$ 2
Initial exercise price percentage										50.00%
Ordinary Shares [Member]
Shareholder's Equity [Line Items]
Exercise price range (in Dollars per share) | $ / shares											$ 6.345
Exercised warrants to shares											15,760
Exercised ordinary shares										724,139
Maximum [Member]
Shareholder's Equity [Line Items]
Ordinary Shares										120,000
IPO [Member]
Shareholder's Equity [Line Items]
Ordinary shares							3,750,000
Ordinary shares in consideration percentage									125.00%
Total consideration amount (in Dollars) | $									$ 3,025
Issuance expenses (in Dollars) | $									$ 100
Warrants to purchase							8,625,000
Ordinary A Shares [Member]
Shareholder's Equity [Line Items]
Ordinary shares	1,844,268	1,844,268
Ordinary share par value (in New Shekels per share) | ₪ / shares		₪ 0.01
Value of Ordinary A share (in Dollars) | $	$ 500
Interest percentage											2.00%
Ordinary A shares												2,000,000
A share reclassified to ordinary shares												2,000,000
Ordinary shares authorized increased												10,000,000
Ordinary Shares [Member]
Shareholder's Equity [Line Items]
Ordinary shares											4,666	241,533						15,430	111,142
Board of Directors [Member]
Shareholder's Equity [Line Items]
Options available for grant														931,139	424,653
Director [Member]
Shareholder's Equity [Line Items]
Ordinary Shares										120,000
Investor [Member]
Shareholder's Equity [Line Items]
Number of investor											one
2015 Plan [Member]
Shareholder's Equity [Line Items]
Options available for grant														3,188,597	2,257,458					1,032,805
Options to ordinary shares												800,000
2015 Plan [Member] | Forecast [Member]
Shareholder's Equity [Line Items]
Ordinary shares reserved for future issuance													1,066,637
Series of Individually Immaterial Business Acquisitions [Member]
Shareholder's Equity [Line Items]
Outstanding voting securities percentage											50.00%
Co-founders [Member]
Shareholder's Equity [Line Items]
Ordinary shares										4,500,000
Total value of the shares (in Dollars) | $										$ 12
Investor [Member]
Shareholder's Equity [Line Items]
Ordinary shares issued									1,343,374